Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000265319 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000265319 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265319 | Mastercard, Incorporated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265319 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265319 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265319 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265319 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000265319 | The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000265319 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265319 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265319 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000265319 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000265319 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000265319 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265319 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000265319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000265316 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000265316 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000265316 | X.AI Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000265316 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000265316 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000265316 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000265316 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265316 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265316 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265316 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265316 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265316 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000265316 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000265316 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000265316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000265316 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000265316 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265316 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000265316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000265317 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265317 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265317 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000265317 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265317 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000265317 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265317 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000265317 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000265317 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265317 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265317 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265317 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000265317 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000265317 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000265317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000265317 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000265317 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000265317 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000265317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000265317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000265318 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000265318 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265318 | Liberty Media Corporation-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265318 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265318 | Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265318 | Liberty Live Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265318 | Insulet Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265318 | Booz Allen Hamilton Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265318 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265318 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265318 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265318 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000265318 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000265318 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000265318 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000265318 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265318 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000265318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000265318 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265320 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000265320 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265320 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265320 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000265320 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000265320 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000265320 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000265320 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000265320 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000265320 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265320 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265320 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000265320 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000265320 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000265320 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000265320 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]

[1]	Includes other assets and liabilities-net.
[2]	Includes other assets and liabilities-net.
[3]	Includes other assets and liabilities-net.
[4]	Includes other assets and liabilities-net.
[5]	Includes other assets and liabilities-net.